Expense Example	Feb. 24, 2026 USD ($)
Schwab Balanced Fund | Schwab Balanced Fund | Schwab Balanced Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
Schwab International Opportunities Fund | Schwab International Opportunities Fund | Schwab International Opportunities Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	609
Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Schwab Target 2010 Fund | Schwab Target 2010 Fund | Schwab Target 2010 Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
Schwab Target 2015 Fund | Schwab Target 2015 Fund | Schwab Target 2015 Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	343
Schwab Target 2020 Fund | Schwab Target 2020 Fund | Schwab Target 2020 Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	356
Schwab Target 2025 Fund | Schwab Target 2025 Fund | Schwab Target 2025 Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
Schwab Target 2030 Fund | Schwab Target 2030 Fund | Schwab Target 2030 Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
Schwab Target 2035 Fund | Schwab Target 2035 Fund | Schwab Target 2035 Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
Schwab Target 2040 Fund | Schwab Target 2040 Fund | Schwab Target 2040 Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Schwab Target 2045 Fund | Schwab Target 2045 Fund | Schwab Target 2045 Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Schwab Target 2050 Fund | Schwab Target 2050 Fund | Schwab Target 2050 Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
Schwab Target 2055 Fund | Schwab Target 2055 Fund | Schwab Target 2055 Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
Schwab Target 2060 Fund | Schwab Target 2060 Fund | Schwab Target 2060 Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
Schwab Target 2065 Fund | Schwab Target 2065 Fund | Schwab Target 2065 Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	$ 726